Equipment on Operating Leases - Summary of Equipment on Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property Subject To Or Available For Operating Lease Net [Abstract]
Equipment on operating leases	$ 1,814	$ 1,343
Accumulated depreciation	(296)	(284)
Net equipment on operating leases	$ 1,518	$ 1,059